Results for the year - Income taxes and deferred income taxes - Income taxes expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 13,871	kr 11,557	kr 11,275
Deferred tax on profit for the year	(1,528)	1,105	(1,559)
Tax on profit for the year	12,343	12,662	9,716
Current tax adjustments recognised for prior years	(603)	(563)	(191)
Deferred tax adjustments recognised for prior years	(417)	(1,107)	77
Income taxes in the income statement	11,323	10,992	9,602
Tax on other comprehensive income for the year, (income)/expense	kr (1,005)	kr 577	kr 231